Share capital	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Share capital
16.	Share capital

The Company is authorized to issue an unlimited number of no par value common shares.

The holders of the common shares are entitled to receive dividends which may be declared from time to time, and are entitled to one vote per share at shareholder meetings of the Company. All common shares are ranked equally with regards to the Company's residual assets.

During the year ended December 31, 2018, the Company issued 15,677,143 (2017 - 13,181,190) common shares for aggregate gross proceeds of $146,032 (2017 - $34,584) through bought deal offerings and nil (2017 - 6,671,111) common shares for aggregate gross proceeds of $nil (2017 - $15,010) through private placements.